Financial Instruments - Summary of Financing Receivables (Parenthetical) (Detail) (Teekay Tangguh Borrower LLC [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Teekay LNG [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	99.00%
Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	70.00%
Loans to equity accounted investees and joint venture partners carrying value	$ 24.0	$ 24.0